Amplify Lithium & Battery Technology ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.7%
Consumer Discretionary - 25.2%
Arcimoto, Inc. (a) (b)	25,507	$417,040
BAIC Motor Corp. Ltd. - Class H (c)	1,408,266	501,972
Blink Charging Co. (a) (b)	32,388	1,118,358
BYD Co. Ltd. - Class H	376,632	11,583,234
Canoo, Inc. (a) (b)	50,964	414,337
ElectraMeccanica Vehicles Corp. (a) (b)	74,595	267,796
Fisker, Inc. (a) (b)	51,675	833,001
Kandi Technologies Group, Inc. (a) (b)	48,505	257,077
Li Auto, Inc. - ADR (a) (b)	105,365	3,518,137
Lordstown Motors Corp. (a) (b)	48,155	300,487
NIO, Inc. - ADR (b)	203,237	9,080,629
Niu Technologies - ADR (b)	16,007	409,779
Panasonic Corp.	332,160	3,952,736
QuantumScape Corp. (a) (b)	54,646	1,251,940
Tesla, Inc. (b)	20,222	13,896,558
Tianneng Power International Ltd.	243,404	466,064
Workhorse Group, Inc. (a) (b)	42,596	491,558
XL Fleet Corp. (a) (b)	49,640	346,487
XPeng, Inc. - ADR (b)	97,914	3,968,454
Yadea Group Holdings Ltd. (c)	390,049	669,560
		53,745,204
Energy - 1.4%
SK Innovation Co. Ltd. (b)	13,441	2,956,377
Industrials - 18.2%
Akasol AG (a) (b) (c)	6,385	907,393
Beam Global (a) (b)	33,991	1,039,105
CBAK Energy Technology, Inc. (a) (b)	244,309	862,411
Contemporary Amperex Technology Co. Ltd.	217,801	18,567,550
EnerSys	14,045	1,385,680
Eos Energy Enterprises, Inc. (a) (b)	80,970	1,256,654
Eve Energy Co. Ltd.	248,593	4,331,308
FuelCell Energy, Inc. (b)	140,540	889,618
GreenPower Motor Co., Inc. (a) (b)	57,293	980,283
GS Yuasa Corp.	40,128	1,022,358
Hyliion Holdings Corp. (a) (b)	119,649	1,160,595
Nikola Corp. (a) (b)	100,310	1,190,680
Plug Power, Inc. (b)	90,519	2,469,358
Varta AG	10,077	1,745,864
Vitzrocell Co. Ltd.	71,885	1,040,543
		38,849,400
Information Technology - 11.2%
Dynapack International Technology Corp.	238,250	864,737
Iljin Materials Co. Ltd.	19,382	1,354,760
L&F Co. Ltd.	17,561	1,638,162
NAURA Technology Group Co. Ltd.	80,481	5,385,095
NEC Corp.	44,084	2,226,201
Samsung SDI Co. Ltd.	8,779	5,655,500
Simplo Technology Co. Ltd.	86,005	1,134,842
SolarEdge Technologies, Inc. (b)	9,276	2,406,936
Wuxi Lead Intelligent Equipment Co. Ltd.	271,550	3,196,537
		23,862,770
Materials - 43.7%
African Rainbow Minerals Ltd.	63,453	1,294,677
Albemarle Corp.	17,677	3,642,169
AMG Advanced Metallurgical Group NV	26,632	831,510
Aneka Tambang Tbk	6,917,174	1,205,274
BHP Group Ltd. - ADR (a)	157,190	12,348,846
Bushveld Minerals Ltd. (b)	3,529,183	637,727
China Molybdenum Co. Ltd. - Class H	3,646,393	2,665,180
Cowan Lithium Ltd. (b) (d) (e)	14,896	–
Eramet SA (b)	12,513	999,716
First Quantum Minerals Ltd.	98,204	2,103,247
Galaxy Resources Ltd. (b)	311,538	1,065,376
Ganfeng Lithium Co. Ltd. - Class H (c)	249,656	5,355,405
Glencore PLC	1,389,194	6,247,723
IGO Ltd.	214,212	1,463,523
ioneer Ltd. (b)	3,147,778	947,096
Jinchuan Group International Resources Co. Ltd.	6,286,578	1,035,473
Johnson Matthey PLC	38,012	1,570,316
Jupiter Mines Ltd.	3,650,056	790,183
Largo Resources Ltd. (b)	57,750	944,293
LG Chem Ltd.	8,853	6,480,527
Lithium Americas Corp. (b)	76,191	1,112,696
Livent Corp. (b)	65,579	1,279,446
Lundin Mining Corp.	144,254	1,314,659
Mineral Resources Ltd.	41,025	1,896,986
MMC Norilsk Nickel PJSC - ADR	181,526	6,273,539
Nano One Materials Corp. (a) (b)	265,984	874,106
Neo Lithium Corp. (b)	459,151	1,310,178
Nouveau Monde Graphite, Inc. (b)	74,740	524,186
Orocobre Ltd. (b)	185,611	1,123,735
Piedmont Lithium, Inc. (a) (b)	15,653	861,854
Pilbara Minerals Ltd. (b)	1,185,114	1,539,358
Showa Denko KK	40,206	1,147,120
Sociedad Quimica y Minera de Chile SA - ADR	44,355	2,106,862
South32 Ltd.	800,310	1,744,299
Standard Lithium Ltd. (b)	276,887	1,664,518
Sumitomo Metal Mining Co. Ltd.	44,177	1,779,080
Talon Metals Corp. (b)	1,605,580	720,684
Umicore SA	38,690	2,399,451
Vale Indonesia Tbk PT	3,115,014	1,184,621
Western Areas Ltd.	440,274	846,507
W-Scope Corp. (b)	140,213	979,018
Yunnan Energy New Material Co. Ltd.	130,766	5,024,009
Zhejiang Huayou Cobalt Co. Ltd.	188,219	3,819,012
		93,154,185
Total Common Stocks (Cost $194,339,575)		212,567,936

MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (f’)	558,547	558,547
Total Money Market Funds (Cost $558,547)		558,547

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.2%
First American Government Obligations Fund, Class X - 0.03% (f)	23,957,053	23,957,053
Total Investments Purchased with Proceeds from Securities Lending (Cost $23,957,053)		23,957,053
Total Investments - 111.2%
(Cost $218,855,175)		$237,083,536

Percentages are based on Net Assets of $213,152,216.
ADR -	American Depositary Receipt
(a)	All or a portion of this security is out on loan as of July 31, 2021. Total value of securities out on loan is $23,232,695 or 10.9% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2021 the value of these securities amounted to $7,434,330 or 3.5% of net assets.

(d)	Illiquid security. At July 31, 2021, the value of these securities amounted to $0 or 0.0% of net assets.
(e)	The Fund has fair valued this security. Value determined using significant unobservable inputs.
(f)	Seven-day yield as of July 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2021, there have been no significant changes to the Funds’ valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of July 31, 2021:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Australia	$22,226,551
Belgium	2,399,451
Britain	1,570,316
Canada	11,816,645
Chile	2,106,862
China	79,661,413
France	999,716
Germany	2,653,257
Hong Kong	1,035,473
Indonesia	2,389,895
Israel	2,406,936
Japan	11,106,512
Netherlands	831,510
Russia	6,273,539
South Africa	1,932,405
South Korea	19,125,869
Switzerland	6,247,723
Taiwan	1,999,579
United States	34,244,926
Money Market Funds	558,547
Investments Purchased with Proceeds from Securities Lending	23,957,053
Total Level 1	235,544,178
Level 2
Common Stocks
Australia	1,539,358
Total Level 2	1,539,358
Level 3
Common Stocks	0
Total Level 3	0
Total	$237,083,536

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2021, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

	Balance as of 10/31/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Transfers In/Out of Level 3	Balance as of 07/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 07/31/2021
Common Stocks	$0	$(241,385)	$241,385	$-	$0	$-	$0	$-

	Fair Value as of 07/31/2021	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input (a)
Common Stocks	$-	Proration of Share Price	Corporate Action Details	0.00 AUD

(a) Table presents information for one security, which is valued at $0.00 as of July 31, 2021.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
As of July 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.